Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Summary of movement in number and WAEP of stock options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, founders warrants, stock options and warrants during the period:

	December 31,
	2015		2016		2017
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	6,455,048	$3.93	7,428,931	$3.58	7,177,500	$3.55
Granted during the year	1,321,850	$1.74	643,350	$2.07	230,000	$3.39
Forfeited during the year	(325,967)	$3.01	(317,880)	$2.97	(336,365)	$4.75
Exercised during the year(1)	(22,000)	$1.70	(187,901)	$1.53	(431,790)	$2.28
Expired during the year	—		(389,000)	$3.12	(441,497)	$3.25
Outstanding at period end	7,428,931	$3.58	7,177,500	$3.55	6,197,848	$3.59
Of which, warrants for consultants equivalent to employees	369,798	$3.38	404,798	$3.23	151,500	$3.29
Exercisable at period end	4,691,741	$4.69	5,049,015	$4.28	4,900,052	$3.90
Of which, warrants for consultants equivalent to employees	360,798	$3.44	360,215	$3.41	131,917	$3.51
________________________

(1)	The weighted average share estimated fair value at the dates of exercise of these options was $3.49 in 2017, $2.21 in 2016 and $1.73 in 2015.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) during the period:

	December 31,
	2015	2016	2017
Outstanding at January 1,	—	—	634,720
Granted during the year	—	634,720	1,002,650
Forfeited during the year	—	—	(15,200)
Vested during the year	—	—	(155,004)
Outstanding at period end	—	634,720	1,467,166

Summary of movement in number and WAEP of founder warrants, warrants and restricted shares awards
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, founders warrants, stock options and warrants during the period:

	December 31,
	2015		2016		2017
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	6,455,048	$3.93	7,428,931	$3.58	7,177,500	$3.55
Granted during the year	1,321,850	$1.74	643,350	$2.07	230,000	$3.39
Forfeited during the year	(325,967)	$3.01	(317,880)	$2.97	(336,365)	$4.75
Exercised during the year(1)	(22,000)	$1.70	(187,901)	$1.53	(431,790)	$2.28
Expired during the year	—		(389,000)	$3.12	(441,497)	$3.25
Outstanding at period end	7,428,931	$3.58	7,177,500	$3.55	6,197,848	$3.59
Of which, warrants for consultants equivalent to employees	369,798	$3.38	404,798	$3.23	151,500	$3.29
Exercisable at period end	4,691,741	$4.69	5,049,015	$4.28	4,900,052	$3.90
Of which, warrants for consultants equivalent to employees	360,798	$3.44	360,215	$3.41	131,917	$3.51
________________________

(1)	The weighted average share estimated fair value at the dates of exercise of these options was $3.49 in 2017, $2.21 in 2016 and $1.73 in 2015.

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2015, 2016 and 2017:

	December 31,
	2015	2016	2017
Dividend yield (%)	—	—	—
Expected volatility (%)	68 - 70	63 - 69	63 - 64
Risk–free interest rate (%)	0.34 - 0.87	0.00 - 0.47	0.43
Assumed annual lapse rate of awards (%)	10	10 (5 for RSA)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	1.59	1.76	2.30
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2015, 2016 and 2017:

	December 31,
	2015	2016	2017
Dividend yield (%)	—	—	—
Expected volatility (%)	68 - 70	63 - 69	63 - 64
Risk–free interest rate (%)	0.34 - 0.87	0.00 - 0.47	0.43
Assumed annual lapse rate of awards (%)	10	10 (5 for RSA)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	1.59	1.76	2.30
Model used	Binomial	Binomial	Binomial